CONSOLIDATED BALANCE SHEETS (Parenthetical)(Consolidated VIEs without recourse to the Company CNY) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts payable	5,864	1,166
Deferred revenue, current portion	125,391	109,451
Accrued expenses and other current liabilities	34,843	19,749
Income tax payable	20,606	11,433
Deferred revenue, non-current portion	369	801
Other non-current liabilities	2,730	0